Income Taxes - Summary of Net Operating Loss Carryforwards (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 526,243
France [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	233,507
United States - various states [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	169,179
Luxembourg [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	25,033
Japan [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	23,651
Australia [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	12,819
Germany [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	12,686
Netherlands [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	8,999
All Other [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 40,369